BORROWINGS (Tables)	6 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
SCHEDULE OF BORROWINGS

Borrowings consisted of the following as of March 31, 2026 (in thousands):

	Original Amount Borrowed	Loan Duration	Annual Interest Rate	Amount
Lender 1	¥36,000	3/10/2026-7/10/2026	3.35%	¥36,000
Lender 2	40,000	6/27/2025-3/29/2027	2.43%	20,882
Lender 3	30,000	8/29/2025-8/31/2026	4.50%	12,607
Aggregate outstanding principal balances				69,489
Less: current portion and short-term borrowings				(69,489)
Long-term portion of borrowings				¥-

Borrowings consisted of the following as of September 30, 2025 (in thousands):

	Original Amount Borrowed	Loan Duration	Annual Interest Rate	Amount
Lender 1	¥90,000	2/20/2025-2/20/2026	5.50%	¥37,500
Lender 2	77,000	6/11/2025-10/11/2025	3.10%	77,000
Lender 3	99,000	7/31/2025-11/30/2025	3.10%	99,000
Lender 4	40,000	6/27/2025-3/29/2027	2.18%	31,328
Lender 5	30,000	8/29/2025-8/31/2026	4.50%	27,548
Aggregate outstanding principal balances				272,376
Less: current portion and short-term borrowings				(261,940)
Long-term portion of borrowings				¥10,436

SCHEDULE OF ANNUAL AGGREGATE MATURITIES OF BORROWING

As of March 31, 2026, the annual aggregate maturities of borrowing during each of the next five fiscal years were as follows (in thousands):

Amount
Remainder of 2026	¥59,053
2027	10,436
Total borrowings	¥69,489